Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,904,166)	$ (812,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,484	2,500
Stock compensation to employees	7,300	3,300
Stock compensation to nonemployees	24,090	10,890
Increase or decrease in:
Accounts receivable	5,248	9,178
Inventory	3,278	17,778
Other current assets	(28,716)	(4,258)
Other	460
Accounts payable and accrued expenses	665,789	35,859
Total adjustments	678,933	75,247
NET CASH USED IN OPERATING ACTIVITIES	(1,225,233)	(737,697)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of furniture and equipment	(1,324)	(1,634)
Proceeds from mortgage note receivable	9,216	2,934
NET CASH PROVIDED BY INVESTING ACTIVITIES	7,892	1,300
CASH FLOWS FROM FINANCING ACTIVITIES
Collection of subscription receivable	130,062
Advance – private placement		74,983
Other	(15,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	115,062	74,983
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,102,279)	(661,414)
CASH AND CASH EQUIVALENTS, beginning of year	2,217,412	1,270,973
CASH AND CASH EQUIVALENTS, end of year	1,115,133	609,559
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Capitalization of right-to-use asset and lease liability	$ 64,231